CAPITAL STOCK - Summary of Non-vested Restricted Stock Unit Activity (Detail) (Restricted Share Units & Awards, USD $)	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Restricted Share Units & Awards
Share Units
Non-vested, Beginning Balance (in shares)	2,226,938
Granted (in shares)	368,059	445,958	413,330
Vested (in shares)	(790,079)
Forfeited (in shares)	(54,549)
Non-vested, Ending Balance (in shares)	1,750,369	2,226,938
Weighted Average Grant Date Fair Value
Non-vested, Beginning Balance (USD per share)	$ 61.73
Granted (USD per share)	$ 80.68	$ 70.30	$ 65.20
Vested (USD per share)	$ 79.73
Forfeited (USD per share)	$ 80.23
Non-vested, Ending Balance (USD per share)	$ 68.19	$ 61.73